Debt (Long-term Debt Maturities) (Details) - USD ($) $ in Millions	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Debt Instrument [Line Items]
Unamortized Deferred Financing Costs, Consolidated		$ (10.6)
Current portion - long-term debt		103.6
Long-term Debt, Maturities, Repayments of Principal in Year Two		144.7
2018		784.7
2019		422.8
2020		0.2
Thereafter		32.4
Total Maturities		1,488.4
Total long-term debt		1,475.9
Disposal Group, Including Discontinued Operations, Long-Term Debt		0.0	$ 0.3
Unamortized Deferred Financing Costs		(4.3)	(6.8)
Current portion - long-term debt	$ 139.6	103.6	4.6
Long-term Debt, Excluding Current Maturities	1,223.3	1,372.3	1,700.2
THE DAYTON POWER AND LIGHT COMPANY [Member]
Debt Instrument [Line Items]
Unamortized Deferred Financing Costs (Subsidiary)		(6.3)	(9.8)
Term Loan Maturing 2022 (DPL) [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross		436.1	440.6
One Point One Three To One Point One Seven Bonds Maturing In August Two Thousand Twenty [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross	140.0	140.0	200.0
Four Point Two Zero Percentage Of U S Government Note Maturing In February Two Thousand Sixty One [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross		17.7	17.8
Four Point Two Zero Percentage Of U S Government Note Maturing In February Two Thousand Sixty One [Member] | THE DAYTON POWER AND LIGHT COMPANY [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross	$ 17.6	17.7
Debt [Member]
Debt Instrument [Line Items]
Long-term Debt and Capital Lease Obligations, Including Current Maturities		$ 1,475.9	$ 1,704.8